Average Annual Total Returns - PROFUND VP PRECIOUS METALS	None OneYear	None FiveYears	None TenYears	None Inception Date	S&P 500® OneYear		S&P 500® FiveYears		S&P 500® TenYears		Dow Jones Precious MetalsSM Index OneYear		Dow Jones Precious MetalsSM Index FiveYears		Dow Jones Precious MetalsSM Index TenYears
Total	24.10%	20.79%	(5.58%)	May 01, 2002	18.40%	[1]	15.22%	[1]	13.88%	[1]	27.50%	[1]	23.96%	[1]	(3.24%)	[1]

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.